Shortterm and longterm loans (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Total short-term bank loans	$ 4,695,096	$ 4,646,382
Long-term bank loans, current portion	565,535	548,245
Long-term bank loans, non-current portion	0	34,266
Total long-term bank loans	565,535	582,511
Total short-term and long-term bank loans	5,260,631	5,228,893
Industrial And Commercial Bank of China [Member]
Total short-term bank loans	1,731,231	1,713,267
Bank of Beijing [Member]
Total short-term bank loans	1,177,236	1,165,022
China Resources Shenzhen Guotou Trust Co Ltd [Member]
Total short-term bank loans	692,492	685,307
China Zheshang Bank Co Ltd [Member]
Total short-term bank loans	678,642	671,601
Pingan Bank Co Ltd [Member]
Total short-term bank loans	415,495	411,185
Xiaoshan Rural Commercial Bank [Member]
Long-term bank loans, current portion	415,495	411,184
Kincheng Bank Co Ltd [Member]
Long-term bank loans, current portion	150,040	137,061
Long-term bank loans, non-current portion	$ 0	$ 34,266